Annual Fund Operating Expenses - Invesco RAFI Strategic Developed ex-US ETF - ETF	Dec. 21, 2020
Operating Expenses:
Management Fees	0.23%
Other Expenses	none
Total Annual Fund Operating Expenses	0.23%